Income taxes - Unrecognized deferred tax assets (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	¥ 738,771	¥ 610,937
Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	107,964	127,500
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	¥ 630,807	¥ 483,437